Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Equity [Abstract]
Stockholders' Equity

Note 10. Stockholders’ Equity

Stock incentive plans

On September 27, 2017, the Company granted 515,000 options to employees and directors. The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

Expected term (years)	6.25
Risk-free interest rate	1.72%
Volatility	88%
Dividend yield	0%

Expected term: The Company’s expected term is based on the period the options are expected to remain outstanding. The Company estimated this amount utilizing the “Simplified Method” in that the Company does not have sufficient historical experience to provide a reasonable basis to estimate an expected term.

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar term on the date of the grant.

Volatility: The Company calculates the expected volatility of the stock price was estimated using the historical volatilities of the Company’s common stock traded on the NASDAQ exchange.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price
Outstanding - June 30, 2017	160,000	$1.50
Exercisable - June 30, 2017	80,000	$1.50
Granted	515,000	7.12
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding - September 30, 2017	675,000	$5.79
Exercisable - September 30, 2017	80,000	$1.50

As of September 30, 2017, the total intrinsic value of options outstanding and exercisable was $803,200 and $401,600, respectively. As of September 30, 2017, the Company has approximately $2.6 million in unrecognized stock-based compensation expense attributable to the outstanding options, which will be amortized over a period of 3.43 years.

For the three months ended September 30, 2017 and 2016, the Company recorded $18,663 and $7,040, respectively, in stock-based compensation related to stock options, which is reflected in the condensed consolidated statements of operations.

Issuance of restricted shares - employees and consultants

Restricted stock awards are considered outstanding at the time of execution by the Company and the recipient of a restricted stock agreement, as the stock award holders are entitled to dividend and voting rights. As of September 30, 2017, the number of shares granted for which the restrictions have not lapsed was 1,271,378 shares.

The Company recognizes the compensation expense for all share-based compensation granted based on the grant date fair value for directors and employees and the reporting period remeasured fair value for consultants. The fair value of the award is recorded as share-based compensation expense over the respective restriction period. Any portion of the grant awarded to consultants, directors, employees, and other service providers as to which the repurchase option has not lapsed is accrued on the Balance Sheet as a component of accounts payable and accrued expenses. As of September 30, 2017 and June 30, 2017, the accrued stock-based compensation was $342,997 and $399,157, respectively. The Company has the right to repurchase some or all of such shares in certain circumstances upon termination of the recipient’s service with the Company, for up to 60 months from the date of termination (“repurchase option”). The shares as to which the repurchase option has not lapsed are subject to forfeiture upon certain terminations of consulting and employment relationships.

In September 2015, the Company amended the original restricted stock agreement for certain award recipients. Pursuant to the amendment, 75% of the shares as to which the repurchase option had not lapsed as of September 30, 2015 will be released from the repurchase option on the third anniversary of the original effective date of the agreement. The remaining 25% of the shares will be released from the repurchase option on the fourth anniversary of the original effective date.

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value (1)	Shares Vested
June 2014	307,876	$389,568	121,530
July 2014	32,408	48,612	36,956
August 2014	81,020	153,348	24,306
September 2014	129,633	180,874	15,185
March 2015	72,918	243,713	—
October 2015	293,000	411,000	—
November 2015	36,200	42,150	—
December 2015	300,000	105,000	230,000
January 2016	40,000	68,000	—
March 2016	60,000	—	60,000
June 2016	118,000	512,990	—
August 2016	351,000	1,179,274	40,000
January 2017	192,000	973,675	50,000
February 2017	110,000	697,500	—
March 2017	20,000	—	—
July 2017	100,000	745,000	—
	2,244,055	$5,750,704	577,977

(1)	The fair value of the restricted stock awards as shown above is based on either the balance sheet date for consultants or grant date for employees.

In relation to the above restricted stock agreements for the three months ended September 30, 2017 and 2016, the Company recorded stock-based compensation expense for the shares that have vested of $518,332 and $697,180, respectively.

As of September 30, 2017, the Company had approximately $3.3 million in unrecognized stock-based compensation expense related to the unvested shares.

Note 10. Stockholders’ Equity

On December 15, 2016, in connection with the Company’s reincorporation from the State of Nevada to the State of Delaware, the Company filed a Certificate of Incorporation with the State of Delaware, which, among other things, reduced the number of authorized shares of capital stock of the Company from 310,000,000 total shares consisting of (a) 300,000,000 shares of Common Stock and (b) 10,000,000 of $0.001 par value "blank check" preferred stock to 50,000,000 total shares consisting of (a) 45,000,000 shares of Common Stock and (b) 5,000,000 shares of “blank check” preferred stock.

As of June 30, 2017 and 2016, there were no shares of preferred stock issued and outstanding.

The Company recorded stock-based compensation expense for the shares issued to consultants that have vested, which is a component of operating expenses in the Consolidated Statement of Operations as follows:

		Stock-Based Compensation

		For the Year Ended
Month of Original Grant	Shares Issued	June 30, 2017	June 30, 2016
December 2015	230,000	$945,189	$342,811
March 2016	60,000	261,214	71,786
August 2016	40,000	147,600	—
January 2017	50,000	194,776	—
	380,000	$1,548,779	$414,597

On March 10, 2016, the Company held a closing of a private placement offering (the “March 2016 Offering”) in which it sold 494,125 shares of Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $790,600 (before deducting legal expenses of the March 2016 Offering).

On April 14, 2016, the Company held closings of a private placement offering (the “April 2016 Offering”) in which the Company sold 1,741,185 shares of Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $2,785,896 (before deducting expenses for legal services and agent commissions of the April 2016 Offering).

The Company sold a total of 2,142,000 shares of its Common Stock at the 2016-2017 Offering Price, with closings in each of November and December 2016 and January and February 2017, as well as 663,000 shares of Common Stock at the 2017 Offering Price, for aggregate gross proceeds were $16.7 million before deducting commissions and expenses of approximately $1.3 million.

Stock incentive plans

2015 Equity Incentive Plan

On May 22, 2015, the Board of Directors adopted, and on the same date the stockholders approved, the 2015 Equity Incentive Plan (the “2015 Plan”), which reserved a total of 1,200,000 shares of Common Stock for issuance under the 2015 Plan. The 2015 Plan authorized the grant to participants of nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants. No additional shares will be issued under the 2015 Plan. Effective December 15, 2016, equity awards are granted under the Company’s 2016 Stock Incentive Plan, which was approved stockholders on the same date.

In addition, the number of shares of our Common Stock subject to the 2016 Plan, any number of shares subject to any numerical limit in the 2016 Plan, and the number of shares and terms of any incentive award are expected to be adjusted in the event of any change in our outstanding Common Stock by reason of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

Options granted under the 2015 Plan vest as determined by the Company’s board of directors and expire over varying terms, but not more than seven years from the date of grant. In the case of an Incentive Stock Option that is granted to a 10% shareholder on the date of grant, such Option shall not be exercisable after the expiration of five years from the date of grant. Options for 160,000 shares of Common Stock were issued under the 2015 Plan to four non-employee directors in May 2015. No options have been awarded under the 2016 Plan.

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Expected term: The Company’s expected term is based on the period the options are expected to remain outstanding. The Company estimated this amount utilizing the “Simplified Method” in that the Company does not have sufficient historical experience to provide a reasonable basis to estimate an expected term.

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar term on the date of the grant.

Volatility: The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the options’ expected term.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price
Outstanding – July 1, 2015	160,000	$1.50
Exercisable – July 1, 2015	—	$—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2016	160,000	1.50
Exercisable – June 30, 2016	40,000	1.50
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2017	160,000	$1.50
Exercisable – June 30, 2017	80,000	$1.50

As of June 30, 2017, the total intrinsic value of options outstanding and exercisable was $1,158,400 and $579,200, respectively. As of June 30, 2017, the Company has $52,800 in unrecognized stock-based compensation expense attributable to the outstanding options, which will be amortized over a period of 2.14 years.

For the years ended June 30, 2017 and 2016, the Company recorded $27,932 and $28,008, respectively, in stock-based compensation related to stock options, which is reflected in the consolidated statements of operations.

Issuance of restricted shares – employees and consultants

Restricted stock awards are considered outstanding at the time of execution by the Company and the recipient of a restricted stock agreement, as the stock award holders are entitled to dividend and voting rights. As of June 30, 2017, the number of shares granted for which the restrictions have not lapsed was 1,352,265 shares.

The Company recognizes the compensation expense for all share-based compensation granted based on the grant date fair value for directors and employees and the reporting period remeasured fair value for consultants. The fair value of the award is recorded as share–based compensation expense over the respective restriction period. Any portion of the grant awarded to consultants, directors, employees, and other service providers as to which the repurchase option has not lapsed is accrued on the Balance Sheet as a component of accounts payable and accrued expenses. As of June 30, 2017 and 2016, the accrued stock-based compensation was $399,157 and $179,079, respectively. The Company has the right to repurchase some or all of such shares in certain circumstances upon termination of the recipient’s service with the Company, for up to 60 months from the date of termination (“repurchase option”). The shares as to which the repurchase option has not lapsed are subject to forfeiture upon termination of consulting and employment relationships.

In September 2015, the Company amended the original restricted stock agreement for certain award recipients. Pursuant to the amendment, 75% of the shares as to which the repurchase option had not lapsed as of September 30, 2015 will be released from the repurchase option on the third anniversary of the original effective date of the agreement. The remaining 25% of the shares will be released from the repurchase option on the fourth anniversary of the original effective date.

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value (1)	Shares Vested
June 2014	307,876	$1,294,029	121,530
July 2014	32,408	48,612	23,791
August 2014	81,020	326,323	8,102
September 2014	129,633	352,282	13,667
March 2015	72,918	401,717	—
October 2015	293,000	439,500	—
November 2015	36,200	54,300	—
December 2015	300,000	1,393,000	230,000
January 2016	40,000	68,000	—
March 2016	60,000	333,000	60,000
June 2016	118,000	535,809	—
August 2016	351,000	1,489,247	40,000
January 2017	192,000	1,165,122	—
February 2017	110,000	697,500	—
March 2017	20,000	135,000	—
	2,144,055	$8,733,441	497,090

(1)	– The fair value of the restricted stock awards as shown above is based on either the balance sheet date for consultants or grant date for employees.

In relation to the above restricted stock agreements for the year ended June 30, 2017 and 2016, the Company recorded stock-based compensation expense for the shares that have vested of $3,223,398 and $821,617, respectively.

As of June 30, 2017, the Company had $3,966,899 in unrecognized stock-based compensation expense related to the unvested shares.